Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	COHEN & STEERS GLOBAL REALTY SHARES, INC
Central Index Key	0001033969
Amendment Flag	false
Document Creation Date	Jun. 24, 2013
Document Effective Date	Jun. 24, 2013
Prospectus Date	May 01, 2013